Other commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Oher commitments, contingent liabilities and contingent assets	Other commitments, contingent liabilities and contingent assets
Accounting policies
Estimation uncertainty regarding levies
Equinor’s global business activities are subject
to different indirect taxes (levies) in various
jurisdictions around the world. In these
jurisdictions, governments can respond to global
or local development, including climate related
matters and public fiscal balances, by issuing
new laws or other regulations stipulating
changes in value added tax, tax on emissions,
customs duties or other levies which may affect
profitability and even the viability of Equinor’s
business in that jurisdiction. Equinor mitigates
this risk by using local legal representatives and
staying up to date with the legislation in the
jurisdictions where activities are carried out.
Occasionally, legal disputes arise from
difference in interpretations. Equinor’s legal
department, together with local legal
representatives, estimate the outcome from
such legal disputes based on first-hand
knowledge. Such estimates may differ from the
actual results.
Contractual commitments to construct or invest
Equinor had contractual commitments of USD 10,438
million as of 31 December 2025. The contractual
commitments reflect Equinor's proportional share and
mainly comprise construction and acquisition of
property, plant and equipment as well as committed
investments or funding to equity accounted entities of
USD 1,540 million.
Lease commitments
Equinor has entered into lease commitments for which
the lease had not commenced as of year-end. These
agreements include future leases for vessels, drilling
rigs and other assets for operational activities. Total
nominal minimum lease commitments for leases not yet
commenced amounted to USD 2,118 million as of 31
December 2025. For commenced leases, please refer
to note 25 Leases.
Other long-term commitments
As part of normal operation, Equinor has entered into
various long-term agreements for pipeline transportation
as well as terminal use, processing, storage and entry/
exit capacity commitments and commitments related to
specific purchase agreements.
The agreements ensure the rights to the capacity or
volumes in question, but also impose on Equinor the
obligation to pay for the agreed-upon service or
commodity, irrespective of actual use. The contracts'
terms vary, with durations of up to 2061. Total nominal
minimum other long-term commitments as of 31
December 2025 amounted to USD 12,196 million.
Contingent liabilities and contingent assets
Claim from Petrofac regarding multiple variation
order requests performed in Algeria (In Salah)
Petrofac International (UAE) LLC (“PIUL”) was awarded
the EPC Contract to execute the ISSF Project (the In
Salah Southern Fields Project in central Algeria).
Following a suspension of activity in 2013, PIUL issued
multiple Variation Order Requests (“VoRs”) related to
the costs incurred for stand-by and remobilization costs.
Several VoRs have been paid, but the settlement of the
remaining has been unsuccessful. PIUL initiated
arbitration in August 2020 claiming an estimated
amount of USD 532 million, of which Equinor holds a
31.85% share. The arbitration process occurred during
2024, and four of the five claims have received a ruling
in 2025. Both the final liability for these four claims and
the remaining exposure are deemed immaterial.
Equinor has provided for its best estimate in the matter.
Withholding tax dispute regarding remittances from
Brazil to Norway
Remittances made from Brazil for services are normally
subject to withholding income tax. In 2012, Equinor’s
subsidiaries in Brazil filed a lawsuit to avoid paying this
tax on remittances made to Equinor ASA and Equinor
Energy AS under the previous Brazil-Norway Double
Tax Treaty. The lawsuit relates to services without
transfer of technology on fields where Equinor is
operator. Withholding tax has not been paid between
2014 and 2025 based on court rulings. Equinor's share
of maximum exposure in the case at year end 2025 is
estimated at approximately USD 134 million. Although
Equinor continues to be of the view that all applicable
tax regulations have been applied in the case,
developments in similar litigation in Brazil led to an
updated evaluation of the likelihood of loss, and Equinor
has provided for the best estimate in the case as
income tax expense. The lawsuit is suspended and
shall resume after the Superior Court of Justice decides
on three leading cases involving other taxpayers.
Suit for an annulment of Petrobras’ sale of the
interest in BM-S-8 to Equinor
In March 2017, an individual connected to the Union of
Oil Workers of Sergipe (Sindipetro) filed a class action
suit against Petrobras, Equinor, and ANP - the Brazilian
Regulatory Agency - to seek annulment of Petrobras’
sale of the interest and operatorship in BM-S-8 to
Equinor, which was closed in November 2016 after
approval by the partners and authorities. During the last
years, court decisions that confirm Equinor’s position
have been issued at the first and second court instance
levels. The plaintiff still has the possibility of a narrower scope appeal. At the end of 2025, the acquired interest
remains on Equinor’s balance sheet, where the assets
related to phase 1 have been reclassified to property,
plant and equipment and the assets related to phase 2
are presented as intangible assets, all of which are part
of the Exploration & Production International (E&P
International) segment.
Brazilian law creating uncertainty regarding certain
tax incentives
Equinor is currently part in legal matters in the state of
Rio de Janeiro in Brazil related to a law requiring
taxpayers that benefit from ICMS tax incentives (i.e.
Repetro) to deposit 10% of the savings made from such
benefits into a state fund. Equinor is of the opinion that
specific incentives so far relevant for the Roncador and
Peregrino fields are not in scope of the law, while the
state of Rio de Janeiro requires deposits to be paid with
the addition of fines and
interest. While legal developments in 2023 included
clarification from the Supreme Court that the law is
constitutional, with a final ruling in 2025, Equinor’s
litigation in the matter continues, mainly related to the
law’s impact specifically for Repetro and other state tax
incentives. Equinor believes that our view in the matter
will ultimately be upheld by the courts, and no amounts
have consequently been provided for in the financial
statements. At year-end 2025, the maximum exposure
for Equinor in the matter has been estimated to be a
total of USD 88 million.
KKD oil sands partnership
Canadian tax authorities have issued a notice of
reassessment for 2014 for Equinor's Canadian
subsidiary, which was party to Equinor's divestment of
40% of the KKD Oil Sands partnership at that time. The
reassessment adjusts the allocation of the proceeds of
disposition of certain Canadian resource properties from
the partnership. Maximum exposure is estimated to be
approximately USD 368 million. Following an
administrative appeal process with Canadian tax
authorities, Equinor commenced court proceedings in
the matter in 2023. While the court process may take
several years, the reassessment will impact Equinor’s
tax paying position while the proceedings are ongoing.
Equinor is of the view that all applicable tax regulations
have been applied in the case and that Equinor has a
strong position. No amounts have consequently been
provided for in the financial statements.
Other claims
During the normal course of its business, Equinor is
involved in legal proceedings, and several other
unresolved claims are currently outstanding. The
ultimate liability or asset, in respect of such litigation
and claims cannot be determined at this time. Equinor
has provided in its Consolidated financial statements for
probable liabilities related to litigation and claims based
on its best estimate. Equinor does not expect that its
financial position, results of operations or cash flows will be materially affected by the resolution of these legal
proceedings. Equinor is actively pursuing the above
disputes through the contractual and legal means
available in each case, but the timing of the ultimate
resolutions and related cash flows, if any, cannot at
present be determined with sufficient reliability.
Provisions related to claims other than those related to
income tax are reflected within note 23 Provisions and
other liabilities. Uncertain income tax related liabilities
are reflected as current tax payables or deferred tax
liabilities as appropriate, while uncertain tax assets are
reflected as current or deferred tax assets.